Offerings - Offering: 1	Aug. 26, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	2,463,601
Proposed Maximum Offering Price per Unit | $ / shares	4.825
Maximum Aggregate Offering Price	$ 11,886,874.83
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,819.88
Offering Note	Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended (the “Securities Act”), based upon the average of the high and low prices for a share of the registrant’s common stock as reported on The Nasdaq Capital Market on August 22, 2025.Pursuant to Rule 416 under the Securities Act, the shares of common stock offered hereby also include an indeterminate number of additional shares of common stock as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations or other similar transactions.Represents the resale of (i) 974,241 shares of common stock issuable upon exercise of common warrants (the “RD Common Warrants”), (ii) 641,190 shares of our common stock (the “PIPE Common Shares”), (iii) 103,490 shares of our common stock issuable upon exercise of the pre-funded warrants (the “PIPE Pre-funded Warrants”), and (iv) 744,680 shares of our common stock issuable upon exercise of common warrants (the “PIPE Common Warrants”).